Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis Of Presentation Disclosure Of Subsidiaries 1	100.00%
Basis Of Presentation Disclosure Of Subsidiaries 2	100.00%
Basis Of Presentation Disclosure Of Subsidiaries 3	100.00%
Basis Of Presentation Disclosure Of Subsidiaries 4	100.00%
Basis Of Presentation Disclosure Of Subsidiaries 5	100.00%
Basis Of Presentation Disclosure Of Subsidiaries 6	100.00%
Basis Of Presentation Disclosure Of Subsidiaries 7	100.00%